Cover - shares	12 Months Ended
	Dec. 31, 2025	Mar. 27, 2026
Entity Listings [Line Items]
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2025
Document Shell Company Report	false
Entity File Number	001-39081
Registrant Name	BioNTech SE
Entity Incorporation, State or Country Code	2M
Entity Address, Address Line One	An der Goldgrube 12
Entity Address, Postal Zip Code	D-55131
Entity Address, City or Town	Mainz
Entity Address, Country	DE
Entity Common Stock, Shares Outstanding		252,884,261
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	true
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Central Index Key	0001776985
Auditor Firm ID	1251
American Depositary Shares Each Representing One Ordinary Share
Entity Listings [Line Items]
Title of 12(b) Security	American Depositary Shares, each Representing one ordinary share
Trading Symbol	BNTX
Security Exchange Name	NASDAQ
Ordinary Shares, No Par Value, With National Amount Attributable To Each Ordinary Share
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary shares, no par value, with a notional amount attributable to each ordinary share of €1*
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
Business Contact
Entity Listings [Line Items]
Entity Address, Address Line One	An der Goldgrube 12
Entity Address, Postal Zip Code	D-55131
Entity Address, City or Town	Mainz
Entity Address, Country	DE
Contact Personnel Name	Prof. Ugur Sahin, M.D.
City Area Code	+49
Local Phone Number	6131-9084-0
Contact Personnel Fax Number	+49 6131 9084-390
Contact Personnel Email Address	info@biontech.de